Shareholders' Equity (Details) - USD ($)		12 Months Ended
	Mar. 27, 2021	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) [Line Items]
Ordinary shares, Description		The authorized number of ordinary shares was 50,000 shares with par value of $1 per share and 100 ordinary shares were issued, prior to the 1,000-for-1 forward split and the share issuances described below. The issuance of these 100 ordinary shares, and the 1,000-for-1 forward split and the share issuances are considered as a part of the Reorganization of the Company
Shareholders and board of directors description	(i) a forward split of the Company’s ordinary shares at a ratio of 1,000-for-1 share to increase the authorized ordinary shares from 50,000 shares to 50,000,000 shares and subdivide the 100 ordinary shares of a par value of $1 then outstanding into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 forward split”); (ii) the creation of Class A Ordinary Shares and Class B Ordinary Shares. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; and (iii) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total ordinary shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 forward split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260.
Ordinary shares, shares authorized		50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares issued		9,000,000	9,000,000
Ordinary shares, shares outstanding		9,000,000	9,000,000
After-tax net income percentage		10.00%
Registered capital percentage		50.00%	50.00%
Statutory reserves (in Dollars)		$ 447,231	$ 447,231
Net assets (in Dollars)		$ 1,325,631	$ 1,325,631
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized		44,000,000	44,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares issued		3,060,000	3,060,000
Ordinary shares, shares outstanding		3,060,000	3,060,000
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized		6,000,000	6,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares issued		5,940,000	5,940,000
Ordinary shares, shares outstanding		5,940,000	5,940,000